Restructuring - Schedule of Activity in the Restructuring Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 22	$ 14
Restructuring expense, net	39	13	$ 7
Cash payments	(12)	(5)
Other adjustments, net	(3)	1
Restructuring reserve, ending balance	46	22	14
OPtiMa 3.0 Plan
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
Restructuring expense, net	38	0
Cash payments	(7)	0
Other adjustments, net	(2)	0
Restructuring reserve, ending balance	29	0	0
2021 Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	22	14
Restructuring expense, net	0	13
Cash payments	(6)	(5)
Other adjustments, net	(1)	1
Restructuring reserve, ending balance	$ 16	$ 22	$ 14